ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.ACCOUNTS RECEIVABLE

	2015	2016
	RMB	RMB
Accounts receivable	101,170	117,390
Less: Allowance for doubtful accounts	(3,290)	(6,144)

	97,880	111,246

The movement of allowance for doubtful accounts is analyzed as follows:

	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of period	3,347	1,103	3,290
Additions	1,804	3,792	6,705
Write-offs	(4,048)	(1,605)	(3,851)

Balance at end of period	1,103	3,290	6,144